REVENUE - Schedule of Disaggregated Revenue by Geographic Area and Major Products and Services Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Total revenues	$ 104,903	$ 112,247	$ 100,187	$ 99,686	$ 131,408	$ 133,671	$ 127,479	$ 128,183	$ 117,320	$ 443,528	$ 506,653	$ 488,741
Reportable Segments
Disaggregation Of Revenue [Line Items]
Total revenues	104,260				107,891					415,906	428,492	469,224
Reportable Segments | Utica Shale
Disaggregation Of Revenue [Line Items]
Total revenues	6,962				7,495					33,991	35,233	38,907
Reportable Segments | Williston Basin
Disaggregation Of Revenue [Line Items]
Total revenues	31,263				34,199					105,651	123,650	161,503
Reportable Segments | DJ Basin
Disaggregation Of Revenue [Line Items]
Total revenues	7,959				4,816					26,050	15,294	11,860
Reportable Segments | Piceance Basin
Disaggregation Of Revenue [Line Items]
Total revenues	29,257				35,280					133,638	155,519	154,893
Reportable Segments | Permian Basin
Disaggregation Of Revenue [Line Items]
Total revenues	7,010				4,619					20,303	958	0
Reportable Segments | Barnett Shale
Disaggregation Of Revenue [Line Items]
Total revenues	15,574				15,285					71,802	68,265	71,667
Reportable Segments | Marcellus Shale
Disaggregation Of Revenue [Line Items]
Total revenues	6,235				6,197					24,471	29,573	$ 30,394
Reportable Segments | All Other Segments
Disaggregation Of Revenue [Line Items]
Total revenues	643				23,517					27,622	78,161
Gathering Services and Related Fees
Disaggregation Of Revenue [Line Items]
Total revenues	83,792				86,964					326,747	344,616
Gathering Services and Related Fees | Reportable Segments
Disaggregation Of Revenue [Line Items]
Total revenues	83,792				88,353					328,792	350,618
Gathering Services and Related Fees | Reportable Segments | Utica Shale
Disaggregation Of Revenue [Line Items]
Total revenues	6,962				7,495					31,926	35,233
Gathering Services and Related Fees | Reportable Segments | Williston Basin
Disaggregation Of Revenue [Line Items]
Total revenues	23,797				25,706					77,626	79,606
Gathering Services and Related Fees | Reportable Segments | DJ Basin
Disaggregation Of Revenue [Line Items]
Total revenues	6,855				3,724					21,940	11,251
Gathering Services and Related Fees | Reportable Segments | Piceance Basin
Disaggregation Of Revenue [Line Items]
Total revenues	27,189				31,840					121,357	135,810
Gathering Services and Related Fees | Reportable Segments | Permian Basin
Disaggregation Of Revenue [Line Items]
Total revenues	2,311				366					3,610	115
Gathering Services and Related Fees | Reportable Segments | Barnett Shale
Disaggregation Of Revenue [Line Items]
Total revenues	10,443				13,025					47,862	59,030
Gathering Services and Related Fees | Reportable Segments | Marcellus Shale
Disaggregation Of Revenue [Line Items]
Total revenues	6,235				6,197					24,471	29,573
Gathering Services and Related Fees | Reportable Segments | All Other Segments
Disaggregation Of Revenue [Line Items]
Total revenues	0				(1,389)					(2,045)	(6,002)
Natural Gas, NGLs and Condensate Sales
Disaggregation Of Revenue [Line Items]
Total revenues	13,780				37,928					86,994	134,834
Natural Gas, NGLs and Condensate Sales | Reportable Segments
Disaggregation Of Revenue [Line Items]
Total revenues	13,780				12,797					58,334	50,377
Natural Gas, NGLs and Condensate Sales | Reportable Segments | Utica Shale
Disaggregation Of Revenue [Line Items]
Total revenues	0				0					0	0
Natural Gas, NGLs and Condensate Sales | Reportable Segments | Williston Basin
Disaggregation Of Revenue [Line Items]
Total revenues	4,324				5,585					16,461	31,840
Natural Gas, NGLs and Condensate Sales | Reportable Segments | DJ Basin
Disaggregation Of Revenue [Line Items]
Total revenues	70				85					389	371
Natural Gas, NGLs and Condensate Sales | Reportable Segments | Piceance Basin
Disaggregation Of Revenue [Line Items]
Total revenues	1,003				2,302					7,954	14,800
Natural Gas, NGLs and Condensate Sales | Reportable Segments | Permian Basin
Disaggregation Of Revenue [Line Items]
Total revenues	4,512				4,221					16,383	843
Natural Gas, NGLs and Condensate Sales | Reportable Segments | Barnett Shale
Disaggregation Of Revenue [Line Items]
Total revenues	3,871				604					17,147	2,523
Natural Gas, NGLs and Condensate Sales | Reportable Segments | Marcellus Shale
Disaggregation Of Revenue [Line Items]
Total revenues	0				0					0	0
Natural Gas, NGLs and Condensate Sales | Reportable Segments | All Other Segments
Disaggregation Of Revenue [Line Items]
Total revenues	0				25,131					28,660	84,457
Other Revenues
Disaggregation Of Revenue [Line Items]
Total revenues	7,331				6,516					29,787	27,203
Other Revenues | Reportable Segments
Disaggregation Of Revenue [Line Items]
Total revenues	6,688				6,741					28,780	27,497
Other Revenues | Reportable Segments | Utica Shale
Disaggregation Of Revenue [Line Items]
Total revenues	0				0					2,065	0
Other Revenues | Reportable Segments | Williston Basin
Disaggregation Of Revenue [Line Items]
Total revenues	3,142				2,908					11,564	12,204
Other Revenues | Reportable Segments | DJ Basin
Disaggregation Of Revenue [Line Items]
Total revenues	1,034				1,007					3,721	3,672
Other Revenues | Reportable Segments | Piceance Basin
Disaggregation Of Revenue [Line Items]
Total revenues	1,065				1,138					4,327	4,909
Other Revenues | Reportable Segments | Permian Basin
Disaggregation Of Revenue [Line Items]
Total revenues	187				32					310	0
Other Revenues | Reportable Segments | Barnett Shale
Disaggregation Of Revenue [Line Items]
Total revenues	1,260				1,656					6,793	6,712
Other Revenues | Reportable Segments | Marcellus Shale
Disaggregation Of Revenue [Line Items]
Total revenues	0				0					0	0
Other Revenues | Reportable Segments | All Other Segments
Disaggregation Of Revenue [Line Items]
Total revenues	$ 643				$ (225)					$ 1,007	$ (294)